Loans (Details 7) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Residential Real Estate One to Four Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	$ 1,138	$ 1,676